PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities:
Net cash used in operating activities	¥ 293,436	¥ (12,910)	¥ (167,816)
Investing activities:
Net cash used in investing activities	(5,131,231)	(4,733,050)	(2,005,054)
Financing activities:
Proceeds from long-term borrowings	5,000,510	2,814,197	3,086,390
Payment of issuance cost of borrowings	(156,742)	(91,124)	(62,460)
Proceeds from exercise of stock options	55,469	16,866	3,377
Net proceeds from issuance of convertible bonds		1,867,304
Net proceeds from issuance of ordinary shares	4,934,126	1,283,308	649,834
Net proceeds from issuance of redeemable preferred shares	989,349
Payment of redeemable preferred shares dividends	(25,014)
Net cash provided by financing activities	8,361,939	4,876,806	2,355,728
Effect of exchange rate changes on cash and restricted cash	164,370	206,302	(74,250)
Net increase in cash and restricted cash	3,688,514	337,148	108,608
Cash and restricted cash at beginning of year	2,284,748	1,947,600	1,838,992
Cash and restricted cash at end of year	5,973,262	2,284,748	1,947,600
Supplemental disclosures of cash flow information
Interest paid	841,388	633,063	358,748
Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted shares award	7,984	6,357	4,462
Conversion of convertible bonds			1,106,227
Parent Company | Reportable Legal Entities
Operating activities:
Net cash used in operating activities	(48,514)	(33,729)	(58,068)
Investing activities:
Increase of due from subsidiaries	(4,473,682)	(3,846,353)	(588,768)
Net cash used in investing activities	(4,473,682)	(3,846,353)	(588,768)
Financing activities:
Proceeds from long-term borrowings	268,100	413,433
Payment of issuance cost of borrowings		(25,751)
Proceeds from exercise of stock options	55,469	16,866	3,377
Net proceeds from issuance of convertible bonds		1,867,304
Net proceeds from issuance of ordinary shares	4,934,126	1,283,308	649,834
Net proceeds from issuance of redeemable preferred shares	989,349
Payment of redeemable preferred shares dividends	(25,014)
Net cash provided by financing activities	6,222,030	3,555,160	653,211
Effect of exchange rate changes on cash and restricted cash	70,291	143,216	(37,808)
Net increase in cash and restricted cash	1,770,125	(181,706)	(31,433)
Cash and restricted cash at beginning of year	817,488	999,194	1,030,627
Cash and restricted cash at end of year	2,587,613	817,488	999,194
Supplemental disclosures of cash flow information
Interest paid	88,818	24,308	33,920
Supplemental disclosures of non-cash investing and financing activities
Settlement of liability-classified restricted shares award	¥ 7,984	¥ 6,357	4,462
Conversion of convertible bonds			¥ 1,106,227